SEWARD & KISSEL LLP

901 K Street, NW

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

August 22, 2025

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	AB Active ETFs, Inc. (the “Fund”)
File No. 811-23799

Attached for filing is the Fund’s Registration Statement on Form N-14 (the “Registration Statement”) in connection with the proposed acquisition by AB Emerging Markets Opportunities ETF, a series of the Fund, of all of the assets, and assumption of all of the liabilities, of Emerging Markets Portfolio, a series of Sanford C. Bernstein Fund, Inc. This Registration Statement is filed pursuant to Rule 488 under the 1933 Act.

If you have any questions regarding the filing, you can contact Paul M. Miller, Alexandra K. Alberstadt or the undersigned at 202-737-8833.

Sincerely,

/s/ Anna C. Weigand
Anna C. Weigand

cc:	Paul M. Miller Alexandra K. Alberstadt